Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,011.6	$ 1,781.5
Current borrowings	(86.3)	(193.6)
Non-current borrowings	1,925.3	1,587.9
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 849.4	847.9	$ 846.4
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	7 October 2020
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	La Cima
Commitment fee	0.65%
Maturity date	19 December 2017
US$150 million revolving senior secured credit facility - old [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.63
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 83.5	83.5	0.0
Name of borrower	La Cima
Commitment fee	0.50%
Maturity date	19 September 2020
US$150 million revolving senior secured credit facility - new [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.20
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0	45.0
Name of borrower	Ghana
Commitment fee	1.00%
Maturity date	6 May 2017
US$70 million revolving senior secured credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.40
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 45.0	45.0	0.0
Name of borrower	Ghana
Commitment fee	1.40%
Maturity date	30 November 2021
US$100 million revolving senior secured credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 3.50
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 316.5	231.5
Name of borrower	Gruyere
Commitment fee	0.94%
Maturity date	24 May 2021
A$500 million syndicated revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	BBSY plus 2.35
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 380.0	380.0
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	6 June 2020
Facility A (US $380 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.25
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 203.0	0.0
Name of borrower	Orogen
Commitment fee	0.77%
Maturity date	6 June 2021
Facility B (US $360 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.95
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.86%
Maturity date	6 June 2021
Facility C (US $550 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.20
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	79.5	0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.85%
Maturity date	7 March 2018
R 1,500 Million Nedbank Revolving Credit Facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.50
R 1,500 million Nedbank revolving credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.90%
Maturity date	8 May 2023
R 1,500 million Nedbank revolving credit facility - new [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.80
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 13.7	0.0
Name of borrower	GFIJVH/GFO
Commitment fee	1.05%
Maturity date	31 March 2020
R 500 million Standard Bank revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.75
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 34.2	0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.893%
Maturity date	31 March 2020
R 500 million Absa Bank revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.55
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 86.3	114.1	61.0
Commitment fee	0.00%
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 583.0	$ 380.0	$ 658.5